Subsequent Events (Details) - $ / shares		Nov. 12, 2025	Nov. 24, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Ordinary shares, par value	[1]			$ 0.0000625	$ 0.0000625
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued		4,050,000
Ordinary shares, par value		$ 0.0000625
Bid price			$ 1

[1]	Giving retroactive effect to the 112,500 for 1 stock split effected on November 3, 2022 and 1-to-1.6 stock split effected on July 3, 2023